Share-Based Compensation (Tables)	12 Months Ended
May 31, 2026
Summary of NES Activities under 2006 and 2016 Share Incentive Plan	The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2026 are summarized as follows:

	Number of NES	Weighted- average grant date fair value (US$)
NES outstanding as of May 31, 2025	47,805,400	4.29
Vested	(11,168,860)	3.03
Forfeited	(539,010)	4.58
NES outstanding as of May 31, 2026	36,097,530	4.68

Koolearn post ipo share option [Member]
Share-based compensation, stock options
The movements of share options under the Post-IPO Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2025	30,813,536	0.67

Exercised	(8,484,000)	0.67

Outstanding as of May 31, 2026	22,329,536	0.67

Options vested and expected to vest as of May 31, 2026	22,329,536	0.67

Exercisable as of May 31, 2026	22,329,536	0.67

East Buy 2023 Scheme [Member]
Share-based compensation, stock options
The movements of share awards under the East Buy 2023 Scheme are summarized as follows:

	Number of shares	Weighted- average grant date fair value
		US$
NES outstanding as of May 31, 2025	5,563,120		3.69
Granted	19,301,400		3.63
Forfeited	(83,440)		3.68
Cancelled	(39,000)		3.63
Vested	(5,479,680)		3.69
NES outstanding as of May 31, 2026	19,262,400		3.63

East Buy 2025 Scheme [Member]
Share-based compensation, stock options
The movements of share awards of the East Buy 2025 Scheme are summarized as follows:

	Number of shares	Weighted- average grant date fair value (US$)
NES outstanding as of May 31, 2025	1,780,000	1.46
Granted	100,000	3.59
Vested	(641,000)	1.46

NES outstanding as of May 31, 2026	1,239,000	1.63